Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock, Shares Issued	0	8,342,112
Preferred Stock, Shares Outstanding	0	8,342,112
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares, Issued	25,769,236	3,464,798
Common Stock, Shares, Outstanding	25,769,236	3,464,798
Treasury Stock, Shares	0	630,699